Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
16.	SEGMENT INFORMATION

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Company has determined that there is only one reportable operating segment since the manufacturing and sales of products are viewed as an integrated business process and allocation of the resources and assessment of the performance are not separately evaluated by the Company’s CODM.

Revenues by sales channel

The Group’s revenues derived from different channels for the years ended December 31, 2022, 2023 and 2024, are as below:

	For the years ended December 31,
	2022	2023	2024
Offline sales to dealers	$72,614	$84,894	$85,896
Offline sales to ODM customers	57,970	53,972	51,064
Online sales to retail customers	11,547	11,356	12,868
Total	$142,131	$150,222	$149,828

Geographic information

The majority of the Group’s revenues for the years ended December 31, 2022, 2023 and 2024 was generated from Europe, North America and Others. The following table sets forth the disaggregation of revenues by geographic area:

	For the years ended December 31,
	2022	2023	2024
North America	$76,664	$89,662	$89,971
Europe	57,392	52,976	48,360
Others	8,075	7,584	11,497
Total	$142,131	$150,222	$149,828

As of December 31, 2023 and 2024, the Group’s 87.18% and 99.25% of long-lived assets, except for several right-of-use assets of overseas leasing, are located in the PRC.